INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	The components of inventory are as follows:

	December 31
(In millions)	2025	2024
Raw materials	$1,726	$1,614
Work-in-process	1,034	1,038
Finished goods	1,961	1,576
Total inventory	$4,721	$4,227